Document and Entity Information	Mar. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 06, 2026
Entity Registrant Name	TPI Composites, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37839
Entity Tax Identification Number	20-1590775
Entity Address Address Line 1	9200 E. Pima Center Parkway
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85258
City Area Code	480
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TPICQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001455684